Leases - Summary of Future Lease Payments under Noncancelable Leases (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2023 (remaining nine months)	$ 979,745
2024/2023	1,189,454	$ 1,156,856
2025/2024	1,223,029	1,189,454
2026/2025	1,257,612	1,223,029
2027/2026	422,107	1,257,612
2027		422,107
Thereafter		0
Thereafter	0
Total future minimum lease payments	5,071,947	5,249,058
Less: imputed interest	(917,000)	(1,021,213)
Total future minimum lease payments	$ 4,154,947	$ 4,227,845